UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2014 – November 30, 2014
(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

AMG Funds	SEMI-ANNUAL REPORT

AMG Funds

November 30, 2014

AMG Managers Cadence Capital Appreciation Fund

Investor Class: MPAFX     |     Service Class: MCFYX     |     Institutional Class: MPCIX

AMG Managers Cadence Mid Cap Fund

Investor Class: MCMAX     |     Service Class: MCMYX     |     Institutional Class: MCMFX

AMG Managers Cadence Emerging Companies Fund

Service Class: MECAX         |     Institutional Class: MECIX

www.amgfunds.com	SAR065-1114

AMG Funds

Semi-Annual Report—November 30, 2014 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Capital Appreciation Fund	4

AMG Managers Cadence Mid Cap Fund	7

AMG Managers Cadence Emerging Companies Fund	10

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18
Detail of changes in assets for the past two fiscal periods

Financial Highlights	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	26

Notes to Financial Statements	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	34

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2014	Expense Ratio for the Period	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During the Period*
AMG Managers Cadence Capital Appreciation Fund
Investor Class
Based on Actual Fund Return	1.12%	$1,000	$1,071	$5.82
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67
Service Class
Based on Actual Fund Return	0.97%	$1,000	$1,073	$5.04
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,074	$3.74
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
AMG Managers Cadence Mid Cap Fund
Investor Class
Based on Actual Fund Return	1.12%	$1,000	$1,093	$5.88
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67
Service Class
Based on Actual Fund Return	0.97%	$1,000	$1,094	$5.09
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,095	$3.78
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
AMG Managers Cadence Emerging Companies Fund
Service Class
Based on Actual Fund Return	1.67%	$1,000	$1,029	$8.49
Hypothetical (5% return before expenses)	1.67%	$1,000	$1,017	$8.44
Institutional Class
Based on Actual Fund Return	1.42%	$1,000	$1,030	$7.23
Hypothetical (5% return before expenses)	1.42%	$1,000	$1,018	$7.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited)

Periods ended November 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Cadence Capital Appreciation Fund [2,3,4,5,6]
Investor Class	7.14%	14.20%	13.11%	5.75%
Service Class	7.29%	14.43%	13.27%	5.91%
Institutional Class	7.37%	14.69%	13.55%	6.17%
Russell 1000® Growth Index[7]	9.56%	17.50%	16.77%	9.02%
AMG Managers Cadence Mid-Cap Fund [2,4,6,8]
Investor Class	9.28%	16.08%	16.09%	7.40%
Service Class	9.36%	16.23%	16.26%	7.57%
Institutional Class	9.52%	16.58%	16.55%	7.84%
Russell Midcap® Growth Index[9]	8.66%	15.80%	18.42%	9.97%
AMG Managers Cadence Emerging Companies Fund [2,4,6,10]
Service Class[11]	2.87%	(2.86)%	19.78%	7.26%
Institutional Class	3.03%	(2.61)%	20.08%	7.54%
Russell Microcap® Growth Index[12]	3.70%	1.40%	17.20%	6.30%
Russell 2000® Growth Index[13]	6.56%	4.66%	18.04%	8.61%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2014. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[5]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[6]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[7]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[8]	The Fund is subject to risks associated with investments in mid-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[9]	The Russell Midcap® Growth Index measures the performance of the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Fund is subject to risks associated with investments in small-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[11]	As of October 1, 2013 the Fund’s Administrative Class shares were renamed Service Class shares.
[12]	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell Microcap® Growth Index and Russell 2000® Growth Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Capital Appreciation Fund

Fund Snapshots (unaudited)

November 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Capital Appreciation Fund**	Russell 1000® Growth Index
Information Technology	30.1%	28.6%
Consumer Discretionary	24.6%	18.4%
Industrials	12.4%	12.0%
Health Care	12.3%	14.2%
Financials	6.9%	5.3%
Consumer Staples	6.5%	10.6%
Energy	4.4%	4.5%
Materials	2.0%	4.0%
Utilities	0.8%	0.1%
Telecommunication Services	0.0%	2.3%
Other Assets and Liabilities	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	5.9%
Microsoft Corp.*	3.5
Gilead Sciences, Inc.*	2.7
Facebook, Inc., Class A	2.4
Visa, Inc., Class A*	2.3
Google, Inc., Class A*	2.1
The Walt Disney Co.	2.1
QUALCOMM, Inc.*	2.0
The Boeing Co.	1.9
Google, Inc., Class C*	1.8

Top Ten as a Group	26.7%

*	Top Ten Holding as of May 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks - 100.0%
Consumer Discretionary - 24.6%
Aramark[1]	47,340	$1,439,136
Chipotle Mexican Grill, Inc.*	2,810	1,864,772
Delphi Automotive PLC	21,890	1,596,876
Genuine Parts Co.	15,130	1,555,061
Hanesbrands, Inc.	20,290	2,347,959
Harman International Industries, Inc.	14,500	1,573,685
Hilton Worldwide Holdings, Inc.*	54,060	1,417,453
Macy’s, Inc.	31,510	2,045,314
Michael Kors Holdings, Ltd.*	13,040	1,000,299
Nordstrom, Inc.	16,696	1,274,907
Omnicom Group, Inc.	22,170	1,713,076
O’Reilly Automotive, Inc.*	10,210	1,865,775
The Priceline Group, Inc.*	1,658	1,923,595
Scripps Networks Interactive, Inc., Class A	19,020	1,486,793
Starbucks Corp.	22,900	1,859,709
Tesla Motors, Inc.*	7,530	1,841,236
The TJX Cos., Inc.	27,320	1,807,491
VF Corp.	31,710	2,383,641
The Walt Disney Co.	31,019	2,869,568
Total Consumer Discretionary		33,866,346
Consumer Staples - 6.5%
Constellation Brands, Inc., Class A*	18,250	1,759,300
CVS Health Corp.	23,464	2,143,671
The Hershey Co.	14,480	1,452,054
Mondelez International, Inc., Class A	32,700	1,281,840
Philip Morris International, Inc.	26,382	2,293,387
Total Consumer Staples		8,930,252
Energy - 4.4%
Anadarko Petroleum Corp.	12,975	1,026,971
EOG Resources, Inc.	20,370	1,766,486
Halliburton Co.	37,307	1,574,355
National Oilwell Varco, Inc.	14,277	957,130
Whiting Petroleum Corp.*	18,940	791,124
Total Energy		6,116,066
Financials - 6.9%
American Tower Corp.*	23,010	2,416,280
JPMorgan Chase & Co.	31,761	1,910,742
Marsh & McLennan Cos., Inc.	25,550	1,445,875
T. Rowe Price Group, Inc.	18,948	1,581,590

	Shares	Value
Wells Fargo & Co.	39,755	$2,165,852
Total Financials		9,520,339
Health Care - 12.3%
Abbott Laboratories	43,909	1,954,390
Biogen Idec, Inc.*	7,160	2,203,060
Cardinal Health, Inc.	17,513	1,439,393
Gilead Sciences, Inc.*	36,810	3,692,779
Johnson & Johnson	19,476	2,108,277
Mallinckrodt PLC*	17,230	1,588,951
Medtronic, Inc.	26,830	1,981,932
Stryker Corp.	21,354	1,984,000
Total Health Care		16,952,782
Industrials - 12.4%
Alaska Air Group, Inc.	39,710	2,344,081
American Airlines Group, Inc.	32,320	1,568,490
The Boeing Co.	19,550	2,626,738
Honeywell International, Inc.	24,127	2,390,262
Illinois Tool Works, Inc.	18,450	1,751,459
Ingersoll-Rand PLC	24,140	1,522,268
Rockwell Automation, Inc.	12,750	1,471,478
United Parcel Service, Inc., Class B	19,890	2,186,309
WABCO Holdings, Inc.*	12,000	1,231,440
Total Industrials		17,092,525
Information Technology - 30.1%
Accenture PLC, Class A	24,249	2,093,416
Adobe Systems, Inc.*	17,992	1,325,651
Apple, Inc.	68,030	8,090,808
Citrix Systems, Inc.*	20,780	1,377,922
Facebook, Inc., Class A*	43,170	3,354,309
Google, Inc., Class A*	5,351	2,938,127
Google, Inc., Class C*	4,481	2,427,940
Intuit, Inc.	18,393	1,726,551
MasterCard, Inc., Class A	27,600	2,409,204
Microsoft Corp.	100,078	4,784,729
QUALCOMM, Inc.	38,477	2,804,973
Red Hat, Inc.*	22,441	1,394,708
SanDisk Corp.	14,950	1,546,727
ServiceNow, Inc.*	15,310	979,228
Splunk, Inc.*	16,110	1,080,981
Visa, Inc., Class A	12,412	3,204,654
Total Information Technology		41,539,928

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.0%
CF Industries Holdings, Inc.	3,801	$1,019,238
Sealed Air Corp.	43,460	1,717,974
Total Materials		2,737,212
Utilities - 0.8%
ITC Holdings Corp.	27,690	1,051,943
Total Common Stocks (cost $110,889,716)		137,807,393

	Principal Amount	Value
Short-Term Investments - 0.1%
Repurchase Agreements - 0.1%[2]
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to be received $136,993 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64, totaling $139,732)	$136,992	$136,992

	Shares
Other Investment Companies - 0.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	12,632	12,632
Total Short-Term Investments (cost $149,624)		149,624
Total Investments - 100.1% (cost $111,039,340)		137,957,017
Other Assets, less Liabilities - (0.1)%		(203,108)
Net Assets - 100.0%		$137,753,909

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Fund Snapshots (unaudited)

November 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Mid Cap Fund**	Russell Midcap® Growth Index
Consumer Discretionary	32.4%	23.7%
Information Technology	17.9%	18.2%
Health Care	14.0%	13.6%
Consumer Staples	12.6%	7.9%
Industrials	9.9%	16.1%
Financials	7.0%	9.4%
Materials	3.9%	4.7%
Energy	1.7%	5.2%
Telecommunication Services	0.0%	1.0%
Utilities	0.0%	0.2%
Other Assets and Liabilities	0.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Sealed Air Corp.*	2.4%
Moody’s Corp.*	2.4
Hanesbrands, Inc.	2.2
VF Corp.	2.2
Monster Beverage Corp.	2.1
Mead Johnson Nutrition Co.	2.1
Tiffany & Co.*	2.0
Vertex Pharmaceuticals, Inc.	2.0
Akamai Technologies, Inc.	2.0
Skyworks Solutions, Inc.	2.0

Top Ten as a Group	21.4%

*	Top Ten Holding as of May 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 32.4%
Aramark	109,090	$3,316,336
Big Lots, Inc.	62,150	3,157,220
Burger King Worldwide, Inc.[1]	97,430	3,540,606
Chipotle Mexican Grill, Inc.*	5,390	3,576,912
Deckers Outdoor Corp.*	34,220	3,309,758
Dillard’s, Inc., Class A	18,640	2,197,283
Fossil Group, Inc.*	28,180	3,148,270
Genuine Parts Co.	35,860	3,685,691
GoPro, Inc., Class A*	40,490	3,157,005
Hanesbrands, Inc.	40,940	4,737,577
Harman International Industries, Inc.	35,060	3,805,062
Hilton Worldwide Holdings, Inc.*	84,110	2,205,364
Liberty Interactive Corp., Class A*	117,730	3,431,829
Lions Gate Entertainment Corp.[1]	113,170	3,836,463
Macy’s, Inc.	33,110	2,149,170
Michael Kors Holdings, Ltd.*	26,588	2,039,565
Starz, Class A*	38,200	1,260,218
Tesla Motors, Inc.*	15,240	3,726,485
Tiffany & Co.	40,140	4,331,909
Ulta Salon Cosmetics & Fragrance, Inc.*	26,120	3,303,919
VF Corp.	62,480	4,696,622
Total Consumer Discretionary		68,613,264
Consumer Staples - 12.6%
Constellation Brands, Inc., Class A*	42,360	4,083,504
Dr Pepper Snapple Group, Inc.	31,230	2,311,020
The Hain Celestial Group, Inc.*	29,100	3,294,702
Mead Johnson Nutrition Co.	43,060	4,471,350
Molson Coors Brewing Co., Class B	50,730	3,923,966
Monster Beverage Corp.*	40,230	4,511,795
The WhiteWave Foods Co.*	112,890	4,135,161
Total Consumer Staples		26,731,498
Energy - 1.7%
Cameron International Corp.*	35,400	1,815,312
Helmerich & Payne, Inc.	11,170	776,873
Whiting Petroleum Corp.*	23,330	974,494
Total Energy		3,566,679
Financials - 7.0%
Crown Castle International Corp.	22,660	1,882,819
Extra Space Storage, Inc.	52,170	3,092,116

	Shares	Value
McGraw Hill Financial, Inc.	27,990	$2,615,945
Moody’s Corp.	49,470	4,996,965
Sovran Self Storage, Inc.	25,050	2,129,751
Total Financials		14,717,596
Health Care - 14.0%
Akorn, Inc.*	29,160	1,168,441
Alexion Pharmaceuticals, Inc.*	12,523	2,440,733
AmerisourceBergen Corp.	31,300	2,849,865
Cardinal Health, Inc.	42,220	3,470,062
Centene Corp.*	35,300	3,486,581
HCA Holdings, Inc.*	22,830	1,591,023
Mallinckrodt PLC*	33,780	3,115,192
Mylan, Inc.*	58,090	3,404,655
Vertex Pharmaceuticals, Inc.*	36,650	4,320,302
Zoetis, Inc.	86,240	3,874,763
Total Health Care		29,721,617
Industrials - 9.9%
Alaska Air Group, Inc.	57,930	3,419,608
American Airlines Group, Inc.	45,850	2,225,100
CH Robinson Worldwide, Inc.	38,160	2,813,918
Cintas Corp.	31,000	2,267,650
Delta Air Lines, Inc.	47,150	2,200,490
The Middleby Corp.*	24,560	2,348,918
Old Dominion Freight Line, Inc.*	50,670	4,106,297
United Rentals, Inc.*	14,100	1,597,671
Total Industrials		20,979,652
Information Technology - 17.9%
Akamai Technologies, Inc.*	66,790	4,315,302
Amphenol Corp., Class A	22,320	1,197,022
Applied Materials, Inc.	139,760	3,361,228
Avago Technologies, Ltd.	25,310	2,363,954
Booz Allen Hamilton Holding Corp.	85,870	2,336,523
Check Point Software Technologies, Ltd.*	34,350	2,655,598
Lam Research Corp.	38,700	3,198,168
NetSuite, Inc.*	29,420	3,111,165
NXP Semiconductors N.V.*	26,050	2,026,950
SanDisk Corp.	27,280	2,822,389
Skyworks Solutions, Inc.	61,800	4,169,646
SolarWinds, Inc.*	48,590	2,522,793
Western Digital Corp.	36,610	3,780,715
Total Information Technology		37,861,453

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.9%
Celanese Corp., Series A	25,640	$1,540,195
Huntsman Corp.	64,660	1,650,123
Sealed Air Corp.	129,160	5,105,695
Total Materials		8,296,013
Total Common Stocks (cost $181,003,927)		210,487,772

	Principal Amount
Short-Term Investments - 1.7%
Repurchase Agreements - 1.7%[2]
Bank of Nova Scotia, dated 11/28/14, due 12/01/14, 0.080%, total to be received $618,437 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 01/08/15 - 08/15/44, totaling $630,806)	$618,433	618,433
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to be received $1,000,011 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
Nomura Securities International, Inc., dated 11/28/14, due 12/01/14, 0.100%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 12/05/14 - 08/20/62 totaling $1,020,000)	$1,000,000	$1,000,000
Royal Bank of Scotland PLC, dated 11/28/14, due 12/01/14, 0.100%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.250% - 7.250%, 09/30/15 - 07/15/56, totaling $1,020,001)	1,000,000	1,000,000
Total Repurchase Agreements		3,618,433
Total Short-Term Investments (cost $3,618,433)		3,618,433
Total Investments - 101.1% (cost $184,622,360)		214,106,205
Other Assets, less Liabilities - (1.1)%		(2,334,617)
Net Assets - 100.0%		$211,771,588

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Fund Snapshots (unaudited)

November 30, 2014

PORTFOLIO BREAKDOWN

	AMG
	Managers
	Cadence
	Emerging	Russell
	Companies	Microcap®	Russell 2000®
Sector	Fund**	Growth Index	Growth Index
Health Care	32.6%	39.9%	23.3%
Consumer Discretionary	19.1%	12.6%	15.9%
Information Technology	15.5%	18.3%	25.8%
Financials	9.1%	5.4%	7.7%
Industrials	8.5%	11.1%	14.5%
Consumer Staples	8.3%	3.0%	3.8%
Energy	3.1%	3.1%	3.3%
Telecommunication Services	2.2%	2.9%	0.8%
Materials	0.0%	3.3%	4.7%
Utilities	0.0%	0.4%	0.2%
Other Assets and Liabilities	1.6%	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
AngioDynamics, Inc.	1.5%
Taser International, Inc.	1.5
Citi Trends, Inc.	1.5
Reis, Inc.*	1.5
Heska Corp.	1.4
Qualys, Inc.	1.4
Nutrisystem, Inc.	1.4
Installed Building Products, Inc.	1.4
Cross Country Healthcare, Inc.	1.3
Carriage Services, Inc.*	1.3

Top Ten as a Group	14.2%

*	Top Ten Holding as of May 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 19.1%
Carmike Cinemas, Inc.*	5,530	$163,909
Carriage Services, Inc.	24,090	462,769
Cavco Industries, Inc.*	4,940	366,202
Christopher & Banks Corp.*	44,030	318,777
Citi Trends, Inc.*	21,680	512,949
Denny’s Corp.*	38,660	374,615
Fiesta Restaurant Group, Inc.*	6,310	353,739
Installed Building Products, Inc.*	28,250	480,250
Kona Grill, Inc.*	15,150	383,901
Malibu Boats, Inc., Class A*	16,680	312,250
MarineMax, Inc.*	18,881	349,487
MDC Partners, Inc., Class A	13,845	305,559
Motorcar Parts of America, Inc.*	13,590	458,663
Nautilus, Inc.*	26,420	338,969
Nutrisystem, Inc.	25,350	480,889
Papa Murphy’s Holdings, Inc.*	24,973	250,479
Strattec Security Corp.	4,110	426,454
Superior Uniform Group, Inc.	14,250	345,135
Total Consumer Discretionary		6,684,996
Consumer Staples - 8.3%
Calavo Growers, Inc.	7,430	319,044
Craft Brew Alliance, Inc.*	19,202	259,995
Farmer Bros. Co.*	12,000	342,240
IGI Laboratories, Inc.*	37,532	392,960
Inventure Foods, Inc.*	26,930	371,903
Orchids Paper Products Co.	16,250	441,350
The Pantry, Inc.*	15,650	415,507
Primo Water Corp.*	86,235	377,709
Total Consumer Staples		2,920,708
Energy - 3.1%
Abraxas Petroleum Corp.*	99,730	331,602
Jones Energy, Inc., Class A*,1	25,420	258,013
Matrix Service Co.*	11,650	246,048
Synergy Resources Corp.*	26,830	263,202
Total Energy		1,098,865
Financials - 9.1%
Atlas Financial Holdings, Inc.*	24,140	354,375
Bryn Mawr Bank Corp.	14,730	433,504
Eagle Bancorp, Inc.*	10,160	348,691

	Shares	Value
Preferred Bank	14,070	$359,066
QTS Realty Trust, Inc., Class A	10,750	349,590
Silvercrest Asset Management Group, Inc., Class A	19,469	279,380
Southwest Bancorp, Inc.	20,060	339,014
United Insurance Holdings Corp.	18,924	354,825
Universal Insurance Holdings, Inc.	18,970	368,018
Total Financials		3,186,463
Health Care - 32.6%
Addus HomeCare Corp.*	19,248	444,244
AMAG Pharmaceuticals, Inc.*	7,770	289,044
Amicus Therapeutics, Inc.*	30,140	239,010
AMN Healthcare Services, Inc.*	21,160	362,259
Anacor Pharmaceuticals, Inc.*	11,540	397,899
AngioDynamics, Inc.*	30,705	537,338
AtriCure, Inc.*	19,850	371,791
Avanir Pharmaceuticals, Inc.*	13,280	198,138
BioDelivery Sciences International, Inc.*	9,640	147,974
Bluebird Bio, Inc.*	5,230	215,633
Cambrex Corp.*	15,420	350,805
Chimerix, Inc.*,1	5,410	190,648
Cross Country Healthcare, Inc.*	44,090	470,440
Depomed, Inc.*	12,220	189,288
Enanta Pharmaceuticals, Inc.*	9,780	459,073
Harvard Bioscience, Inc.*	71,990	354,191
Heska Corp.*	31,415	489,760
Infinity Pharmaceuticals, Inc.*	12,340	185,223
Inogen, Inc.*	16,830	408,801
LDR Holding Corp.*	12,970	423,211
NeoGenomics, Inc.*	67,841	287,646
NewLink Genetics Corp.*	5,000	195,300
Pernix Therapeutics Holdings, Inc.*	36,340	376,846
Pozen, Inc.	45,340	403,073
Psychemedics Corp.	22,790	343,673
Receptos, Inc.*	2,650	358,545
Repligen Corp.*	17,657	403,816
Sangamo BioSciences, Inc.*	14,280	172,502
SciClone Pharmaceuticals, Inc.*	48,610	412,699
Sharps Compliance Corp.*	50,866	221,776
Simulations Plus, Inc.	55,937	355,759
U.S. Physical Therapy, Inc.	11,400	443,118

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 32.6% (continued)
Vascular Solutions, Inc.*	11,630	$299,124
Zeltiq Aesthetics, Inc.*	14,560	398,507
Total Health Care		11,397,154
Industrials - 8.5%
ARC Document Solutions, Inc.*	38,892	374,530
CRA International, Inc.*	11,381	338,585
Echo Global Logistics, Inc.*	12,950	363,248
Franklin Covey Co.*	18,438	348,109
Hill International, Inc.*	93,029	339,556
Insteel Industries, Inc.	14,970	326,795
Radiant Logistics, Inc.*	91,420	353,795
Taser International, Inc.*	24,890	534,637
Total Industrials		2,979,255
Information Technology - 15.5%
American Software, Inc., Class A	36,270	328,969
CalAmp Corp.*	18,930	353,802
Cascade Microtech, Inc.*	31,790	440,292
DTS, Inc.*	10,866	350,429
Edgewater Technology, Inc.*	30,355	232,216
eGain Corp.*,1	18,730	96,272
Information Services Group, Inc.*	73,317	290,335
Inphi Corp.*	27,655	406,252
Lionbridge Technologies, Inc.*	60,250	305,468
Mandalay Digital Group, Inc.*,1	34,560	105,754
PC-Tel, Inc.	48,850	402,035
QAD, Inc., Class A	8,539	167,535
Qualys, Inc.*	13,630	483,729
Reis, Inc.	20,210	508,484
ShoreTel, Inc.*	46,850	350,438
SPS Commerce, Inc.*	5,780	336,858
VASCO Data Security International, Inc.*	8,410	250,618
Total Information Technology		5,409,486
Telecommunication Services - 2.2%
8x8, Inc.*	56,230	437,469
IDT Corp., Class B	20,610	349,133
Total Telecommunication Services		786,602
Total Common Stocks (cost $29,992,860)		34,463,529

	Principal Amount
Short-Term Investments - 4.5%
Repurchase Agreements - 0.9%[2]
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to bereceived $314,228 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64, totaling $320,510)	$314,225	314,225

	Shares
Other Investment Companies - 3.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,240,652	1,240,652
Total Short-Term Investments (cost $1,554,877)		1,554,877
Total Investments - 102.9% (cost $31,547,737)		36,018,406
Other Assets, less Liabilities - (2.9)%		(1,007,425)
Net Assets - 100.0%		$35,010,981

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$112,850,784	$26,763,982	$(1,657,749)	$25,106,233
AMG Managers Cadence Mid Cap Fund	185,422,351	30,252,316	(1,568,462)	28,683,854
AMG Managers Cadence Emerging Companies Fund	31,627,527	5,396,040	(1,005,161)	4,390,879

*	Non-income producing security.

[1]	Some or all of these securities were out on loan to various brokers as of November 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Capital Appreciation Fund	$137,651	0.1%
AMG Managers Cadence Mid Cap Fund	$3,594,466	1.7%
AMG Managers Cadence Emerging Companies Fund	$294,548	0.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the November 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of November 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks†	$137,807,393	—	—	$137,807,393
Short-Term Investments
Repurchase Agreements	—	$136,992	—	136,992
Other Investment Companies	12,632	—	—	12,632

Total Investments in Securities	$137,820,025	$136,992	—	$137,957,017

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$210,487,772	—	—	$210,487,772
Short-Term Investments
Repurchase Agreements	—	$3,618,433	—	3,618,433

Total Investments in Securities	$210,487,772	$3,618,433	—	$214,106,205

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$34,463,529	—	—	$34,463,529
Short-Term Investments
Repurchase Agreements	—	$314,225	—	314,225
Other Investment Companies	1,240,652	—	—	1,240,652

Total Investments in Securities	$35,704,181	$314,225	—	$36,018,406

†	All common stocks held in the Fund are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

November 30, 2014

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Assets:
Investments at value* (including securities on loan valued at $137,651, $3,594,466, and $294,548, respectively)	$137,957,017	$214,106,205	$36,018,406
Receivable for investments sold	—	6,366,591	47,369
Dividends, interest and other receivables	170,890	197,507	16,176
Receivable from affiliate	7,895	10,327	6,920
Receivable for Fund shares sold	17,802	76,856	4,506
Prepaid expenses	29,197	32,480	20,792
Total assets	138,182,801	220,789,966	36,114,169
Liabilities:
Due to custodian	—	568,894	—
Payable upon return of securities loaned	136,992	3,618,433	314,225
Payable for investments purchased	—	4,454,945	698,939
Payable for Fund shares repurchased	137,080	142,860	31,767
Accrued expenses:
Investment management and advisory fees	50,530	76,139	36,221
Administrative fees	28,072	42,300	7,244
Distribution fees - Investor Class	15,897	24,922	—
Shareholder servicing fees - Investor Class	9,538	14,953	—
Shareholder servicing fees - Service Class	2,745	2,946	589
Trustees fees and expenses	1,579	4,855	325
Other	46,459	67,131	13,878
Total liabilities	428,892	9,018,378	1,103,188
Net Assets	$137,753,909	$211,771,588	$35,010,981
Net Assets Represent:
Paid-in capital	$179,902,379	$138,840,007	$57,840,078
Undistributed net investment income (loss)	830,979	53,198	(222,537)
Accumulated net realized gain (loss) from investments	(69,897,126)	43,394,538	(27,077,229)
Net unrealized appreciation/depreciation of investments	26,917,677	29,483,845	4,470,669
Net Assets	$137,753,909	$211,771,588	$35,010,981
* Investments at cost	$111,039,340	$184,622,360	$31,547,737

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Investor Class:
Net Assets	$78,025,880	$124,968,930	n/a
Shares outstanding	3,093,646	3,348,593	n/a
Net asset value, offering and redemption price per share	$25.22	$37.32	n/a
Service Class:
Net Assets	$13,547,186	$14,726,133	$2,798,863
Shares outstanding	531,963	384,253	88,623
Net asset value, offering and redemption price per share	$25.47	$38.32	$31.58
Institutional Class:
Net Assets	$46,180,843	$72,076,525	$32,212,118
Shares outstanding	1,759,915	1,806,143	947,532
Net asset value, offering and redemption price per share	$26.24	$39.91	$34.00

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended November 30, 2014

	AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Mid Cap Fund	AMG Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$1,046,377	$1,179,978	$115,151
Securities lending income	259	28,107	4,849
Total investment income	1,046,636	1,208,085	120,000
Expenses:
Investment management and advisory fees	327,688	572,475	230,844
Administrative fees	182,049	318,041	46,169
Distribution fees - Investor Class	98,606	151,919	—
Shareholder servicing fees - Investor Class	59,163	91,151	—
Shareholder servicing fees - Service Class	25,343	18,944	3,814
Registration fees	14,902	11,617	10,977
Professional fees	16,234	20,820	12,202
Transfer agent	17,569	19,154	773
Reports to shareholders	15,994	27,717	2,929
Custodian	7,822	12,513	5,174
Trustees fees and expenses	2,723	7,611	739
Miscellaneous	3,295	7,105	1,093
Total expenses before offsets/reductions	771,388	1,259,067	314,714
Expense reimbursements	(63,030)	(77,427)	(48,405)
Expense reductions	(6,283)	(14,135)	(2,793)
Net expenses	702,075	1,167,505	263,516
Net investment income (loss)	344,561	40,580	(143,516)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	13,733,825	23,686,319	510,586
Net change in unrealized appreciation (depreciation) of investments	(3,892,885)	(1,423,851)	853,368
Net realized and unrealized gain	9,840,940	22,262,468	1,363,954
Net increase in net assets resulting from operations	$10,185,501	$22,303,048	$1,220,438

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2014 (unaudited) and the fiscal year ended May 31, 2014

	AMG Managers Cadence Capital Appreciation Fund		AMG Managers Cadence Mid Cap Fund		AMG Managers Cadence Emerging Companies Fund
	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
Increase (Decrease) in Net
Assets From Operations:
Net investment income (loss)	$344,561	$1,305,944	$40,580	$644,787	$(143,516)	$(329,021)
Net realized gain on investments	13,733,825	17,677,791	23,686,319	61,304,157	510,586	7,950,821
Net change in unrealized appreciation (depreciation) of investments	(3,892,885)	13,567,273	(1,423,851)	4,098,746	853,368	(1,795,923)
Net increase in net assets resulting from operations	10,185,501	32,551,008	22,303,048	66,047,690	1,220,438	5,825,877
Distributions to Shareholders:
From net investment income:
Investor Class	—	(383,057)	—	—	—	—
Service Class[1]	—	(461,023)	—	—	—	—
Institutional Class	—	(368,513)	—	(450,094)	—	—
Total distributions to shareholders	—	(1,212,593)	—	(450,094)	—	—
Capital Share Transactions:[2]
Net decrease from capital share transactions	(42,337,556)	(42,122,270)	(137,162,801)	(162,202,847)	(9,212,298)	(2,129,263)
Total increase (decrease) in net assets	(32,152,055)	(10,783,855)	(114,859,753)	(96,605,251)	(7,991,860)	3,696,614
Net Assets:
Beginning of period	169,905,964	180,689,819	326,631,341	423,236,592	43,002,841	39,306,227
End of period	$137,753,909	$169,905,964	$211,771,588	$326,631,341	$35,010,981	$43,002,841
End of period undistributed net investment income (loss)	$830,979	$486,418	$53,198	$12,618	$(222,537)	$(79,021)

[1]	Effective October 1, 2013, all Administrative Class shares were renamed Service Class shares.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Investor Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$23.54	$19.78	$16.59	$17.57	$13.34	$11.91	$18.14
Income from Investment Operations:
Net investment income[1]	0.04	0.13 [4]	0.15 [6]	0.04	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments[1]	1.64	3.73	3.17	(1.01)	4.26	1.43	(6.27)
Total from investment operations	1.68	3.86	3.32	(0.97)	4.30	1.46	(6.23)
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.13)	(0.01)	(0.07)	(0.03)	(0.00)#
Net Asset Value, End of Period	$25.22	$23.54	$19.78	$16.59	$17.57	$13.34	$11.91 [9]
Total Return[2]	7.14%[16]	19.53%	20.12%	(5.50)%	32.23%[8,16]	12.23%	(34.34)%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[17]	1.09%[5]	1.12%[7]	1.11%	1.10%[17]	1.11%	1.11%
Ratio of expenses to average net assets (with offsets)	1.12%[17]	1.13%[5]	1.14%[7]	1.12%	1.11%[17]	1.11%	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.21%[17]	1.23%[5]	1.23%[7]	1.21%	1.16%[17]	1.11%	1.11%
Ratio of net investment income to average net assets[2]	0.32%[17]	0.59%[5]	0.81%[7]	0.21%	0.30%[17]	0.24%	0.26%
Portfolio turnover	28%	52%	79%	163%	75%[8]	103%	154%
Net assets at end of period (000’s omitted)	$78,026	$81,866	$87,419	$68,310	$110,903	$108,395	$157,543

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to May 31, 2011	For the fiscal years ended June 30,
Service Class	(unaudited)	2014	2013	2012		2010	2009
Net Asset Value, Beginning of Period	$23.74	$19.99	$16.71	$17.67	$13.40	$11.98	$18.22
Income from Investment Operations:
Net investment income[1]	0.06	0.16 [4]	0.14 [6]	0.06	0.06	0.05	0.06
Net realized and unrealized gain (loss) on investments[1]	1.67	3.76	3.24	(1.01)	4.29	1.43	(6.29)
Total from investment operations	1.73	3.92	3.38	(0.95)	4.35	1.48	(6.23)
Less Distributions to Shareholders from:
Net investment income	—	(0.17)	(0.10)	(0.01)	(0.08)	(0.06)	(0.01)
Net Asset Value, End of Period	$25.47	$23.74	$19.99	$16.71	$17.67	$13.40	$11.98 [9]
Total Return[2]	7.29%[16]	19.63%[10]	20.31%[10]	(5.38)%	32.47%[8,16]	12.43%	(34.26)%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[17]	0.94%[5]	0.95%[7]	0.96%	0.96%[17]	0.96%	0.96%
Ratio of expenses to average net assets (with offsets)	0.97%[17]	0.98%[5]	0.97%[7]	0.97%	0.96%[17]	0.96%	0.96%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[17]	1.08%[5]	1.06%[7]	1.06%	1.02%[17]	0.99%	0.96%
Ratio of net investment income to average net assets[2]	0.48%[17]	0.74%[5]	0.76%[7]	0.34%	0.43%[17]	0.39%	0.45%
Portfolio turnover	28%	52%	79%	163%	75%[8]	103%	154%
Net assets at end of period (000’s omitted)	$13,547	$42,245	$55,735	$67,536	$143,233	$199,889	$245,686

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Institutional Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$24.44	$20.57	$17.21	$18.24	$13.84	$12.36	$18.79
Income from Investment Operations:
Net investment income[1]	0.09	0.22 [4]	0.18 [6]	0.10	0.10	0.09	0.10
Net realized and unrealized gain (loss) on investments[1]	1.71	3.88	3.34	(1.03)	4.42	1.48	(6.51)
Total from investment operations	1.80	4.10	3.52	(0.93)	4.52	1.57	(6.41)
Less Distributions to Shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.10)	(0.12)	(0.09)	(0.02)
Net Asset Value, End of Period	$26.24	$24.44	$20.57	$17.21	$18.24	$13.84	$12.36 [9]
Total Return[2]	7.37%[16]	19.96%	20.57%	(5.10)%	32.73%[8,16]	12.67%	(34.08)%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	0.71%[17]	0.69%[5]	0.70%[7]	0.71%	0.71%[17]	0.71%	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[17]	0.73%[5]	0.72%[7]	0.72%	0.71%[17]	0.71%	0.71%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.81%[17]	0.83%[5]	0.81%[7]	0.81%	0.77%[17]	0.71%	0.71%
Ratio of net investment income to average net assets[2]	0.72%[17]	1.00%[5]	1.00%[7]	0.58%	0.69%[17]	0.62%	0.71%
Portfolio turnover	28%	52%	79%	163%	75%[8]	103%	154%
Net assets at end of period (000’s omitted)	$46,181	$45,795	$37,536	$85,338	$178,990	$187,350	$276,437

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Investor Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$34.15	$28.32	$24.10	$26.29	$18.23	$15.57	$25.56
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)[4]	0.03 [6]	(0.06)	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	3.20	5.85	4.23	(2.13)	8.10	2.69	(9.96)
Total from investment operations	3.17	5.83	4.26	(2.19)	8.09	2.66	(9.99)
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	—	(0.03)	—	—
Net Asset Value, End of Period	$37.32	$34.15	$28.32	$24.10	$26.29	$18.23	$15.57 [13]
Total Return[2]	9.28%[16]	20.59%	17.70%	(8.33)%	44.38%[8,16]	17.08%	(39.08)%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[17]	1.11%[11]	1.13%[12]	1.11%	1.10%[17]	1.11%	1.11%
Ratio of expenses to average net assets (with offsets)	1.12%[17]	1.13%[11]	1.14%[12]	1.12%	1.11%[17]	1.11%	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[17]	1.18%[11]	1.21%[12]	1.20%	1.18%[17]	1.11%	1.11%
Ratio of net investment income (loss) to average net assets[2]	(0.15)%[17]	(0.05)%[11]	0.13%[12]	(0.25)%	(0.05)%[17]	(0.14)%	(0.20)%
Portfolio turnover	67%	203%	121%	127%	85%[8]	107%	148%
Net assets at end of period (000’s omitted)	$124,969	$122,497	$163,088	$138,115	$174,948	$155,574	$175,461

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Service Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$35.04	$29.02	$24.67	$26.87	$18.61	$15.88	$26.02
Income from Investment Operations:
Net investment income (loss)[1]	(0.00)#	0.05 [4]	0.08 [6]	(0.02)	0.02	0.00 #	(0.01)
Net realized and unrealized gain (loss) on investments[1]	3.28	5.97	4.32	(2.18)	8.28	2.73	(10.13)
Total from investment operations	3.28	6.02	4.40	(2.20)	8.30	2.73	(10.14)
Less Distributions to Shareholders from:
Net investment income	—	—	(0.05)	—	(0.04)	—	—
Net Asset Value, End of Period	$38.32	$35.04	$29.02	$24.67	$26.87	$18.61	$15.88 [13]
Total Return[2]	9.36%[16]	20.74%	17.88%	(8.19)%	44.60%[8,16]	17.19%	(38.97)%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.96%[17]	0.96%[11]	0.98%[12]	0.96%	0.94%[17]	0.96%	0.96%
Ratio of expenses to average net assets (with offsets)	0.97%[17]	0.98%[11]	0.99%[12]	0.97%	0.96%[17]	0.96%	0.96%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[17]	1.03%[11]	1.06%[12]	1.05%	1.02%[17]	0.99%	0.96%
Ratio of net investment income (loss) to average net assets[2]	(0.01)%[17]	0.15%[11]	0.32%[12]	(0.09)%	0.11%[17]	0.01%	(0.04)%
Portfolio turnover	67%	203%	121%	127%	85%[8]	107%	148%
Net assets at end of period (000’s omitted)	$14,726	$33,215	$65,393	$92,851	$129,964	$130,157	$129,640

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Institutional Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$36.44	$30.18	$25.66	$27.88	$19.32	$16.44	$26.87
Income from Investment Operations:
Net investment income[1]	0.04	0.12 [4]	0.15 [6]	0.04	0.08	0.05	0.04
Net realized and unrealized gain (loss) on investments[1]	3.43	6.23	4.50	(2.26)	8.58	2.83	(10.47)
Total from investment operations	3.47	6.35	4.65	(2.22)	8.66	2.88	(10.43)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.13)	—	(0.10)	—	—
Net Asset Value, End of Period	$39.91	$36.44	$30.18	$25.66	$27.88	$19.32	$16.44 [13]
Total Return[2]	9.52%[16]	21.04%	18.20%	(7.96)%	44.87%[8,16]	17.52%	(38.82)%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.71%[17]	0.71%[11]	0.73%[12]	0.71%	0.70%[17]	0.71%	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[17]	0.73%[11]	0.74%[12]	0.72%	0.71%[17]	0.71%	0.71%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.78%[17]	0.78%[11]	0.81%[12]	0.80%	0.78%[17]	0.74%	0.71%
Ratio of net investment income to average net assets[2]	0.22%[17]	0.35%[11]	0.56%[12]	0.15%	0.36%[17]	0.26%	0.21%
Portfolio turnover	67%	203%	121%	127%	85%[8]	107%	148%
Net assets at end of period (000’s omitted)	$72,077	$170,920	$194,755	$234,346	$299,909	$292,232	$312,484

AMG Managers Cadence Emerging Companies Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Service Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$30.70	$26.84	$20.39	$21.88	$13.73	$11.72	$16.32
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.29)[4]	(0.07)[6]	(0.24)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments[1]	1.04	4.15	6.52	(1.25)	8.27	2.13	(4.49)
Total from investment operations	0.88	3.86	6.45	(1.49)	8.15	2.01	(4.60)
Net Asset Value, End of Period	$31.58	$30.70	$26.84	$20.39	$21.88	$13.73	$11.72
Total Return[2]	2.87%[16]	14.38%	31.63%	(6.81)%	59.36%[8,16]	17.15%	(28.19)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.66%[17]	1.61%[14]	1.63%[15]	1.60%	1.66%[17]	1.67%	1.67%
Ratio of expenses to average net assets (with offsets)	1.67%[17]	1.66%[14]	1.68%[15]	1.66%	1.67%[17]	1.67%	1.67%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.93%[17]	1.90%[14]	1.99%[15]	1.98%	1.92%[17]	1.80%	1.67%
Ratio of net investment loss to average net assets[2]	(1.02)%[17]	(0.94)%[14]	(0.31)%[15]	(1.16)%	(0.71)%[17]	(0.90)%	(0.91)%
Portfolio turnover	72%	127%	101%	120%	93%[8]	129%	142%
Net assets at end of period (000’s omitted)	$2,799	$3,540	$3,184	$2,505	$4,706	$1,830	$13,866

	For the six months ended November 30, 2014	For the fiscal years ended May 31,			For the period from July 1, 2010, to	For the fiscal years ended June 30,
Institutional Class	(unaudited)	2014	2013	2012	May 31, 2011	2010	2009
Net Asset Value, Beginning of Period	$33.00	$28.80	$21.81	$23.35	$14.62	$12.44	$17.28
Income from Investment Operations:
Net investment loss[1]	(0.13)	(0.23)[4]	(0.01)[6]	(0.20)	(0.04)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments[1]	1.13	4.43	7.00	(1.34)	8.77	2.29	(4.76)
Total from investment operations	1.00	4.20	6.99	(1.54)	8.73	2.18	(4.84)
Net Asset Value, End of Period	$34.00	$33.00	$28.80	$21.81	$23.35	$14.62	$12.44
Total Return[2]	3.03%[16]	14.58%[10]	32.05%[10]	(6.60)%	59.71%[8,16]	17.52%	(28.01)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.41%[17]	1.38%[14]	1.38%[15]	1.37%	1.41%[17]	1.42%	1.42%
Ratio of expenses to average net assets (with offsets)	1.42%[17]	1.43%[14]	1.43%[15]	1.43%	1.42%[17]	1.42%	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.68%[17]	1.67%[14]	1.74%[15]	1.73%	1.67%[17]	1.55%	1.42%
Ratio of net investment loss to average net assets[2]	(0.76)%[17]	(0.71)%[14]	(0.05)%[15]	(0.94)%	(0.24)%[17]	(0.73)%	(0.65)%
Portfolio turnover	72%	127%	101%	120%	93%[8]	129%	142%
Net assets at end of period (000’s omitted)	$32,212	$39,463	$36,123	$34,883	$65,222	$55,166	$67,382

Notes to Financial Highlights (unaudited)

The following should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.21 for AMG Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, $(0.03), $0.04, and $0.11 for AMG Managers Cadence Mid Cap Fund’s Investor Class, Service Class, and Institutional Class shares, respectively and $(0.32) and $(0.26) AMG Managers Cadence Emerging Companies Fund’s Service Class and Institutional Class shares, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.007%, 0.007%, and 0.007% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.08, and $0.13 for AMG Managers Cadence Capital Appreciation Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, $(0.11), $(0.06), and $0.01 for AMG Managers Cadence Mid Cap Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.25) and $(0.31) for AMG Managers Cadence Emerging Companies Fund’s Institutional Class and Service Class shares, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.022%, 0.004%, and 0.003% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[9]	Capital contribution from an Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Investor Class, Institutional Class and Service Class, by $0.13 per share and 0.72%, $0.13 per share and 0.70% and $0.13 per share and 0.66%, respectively.
[10]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[11]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Capital contribution from an Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Investor Class, Institutional Class and Service Class, by $0.21 per share and 0.83%, $0.22 per share and 0.82% and $0.21 per share and 0.81%, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Institutional Class and Service Class, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Institutional Class and Service Class, respectively.
[16]	Not annualized.
[17]	Annualized.

Notes to Financial Statements (unaudited)

November 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG Managers Cadence Capital Appreciation Fund (“Capital Appreciation”), AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively the “Funds.”

Effective October 1, 2013, Administrative Class shares of Emerging Companies were renamed Service Class shares.

Capital Appreciation and Mid Cap offer Investor Class shares, Service Class shares and Institutional Class shares. Emerging Companies offers Service Class shares and Institutional Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value

27

Notes to Financial Statements (continued)

measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended November 30, 2014, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Capital Appreciation—$6,283 or 0.009%, Mid Cap—$14,135 or 0.011% and Emerging Companies—$2,793 or 0.015%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2014 overdraft fees for Mid Cap and Emerging Companies equaled $14 and $39, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDEND AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

28

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of May 31, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires May 31,
Capital Appreciation
(Pre-Enactment)	$81,815,376	—	2018
Mid Cap
(Pre-Enactment)	—	—	—
Emerging Companies
(Pre-Enactment)	$6,838,847	—	2017
(Pre-Enactment)	19,911,987	—	2018

	$26,750,834	—

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended November 30, 2014 (unaudited) and the fiscal year ended May 31, 2014, the capital stock transactions by class for Capital Appreciation, Mid Cap and Emerging Companies were as follows:

	Capital Appreciation
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	35,421	$856,934	78,726	$1,709,686
Reinvestment of distributions	—	—	14,195	321,647
Cost of shares repurchased	(419,501)	(10,102,187)	(1,033,787)	(22,309,535)

Net decrease	(384,080)	$(9,245,253)	(940,866)	$(20,278,202)

Service Class:
Proceeds from sale of shares	62,832	$1,530,408	448,633	$9,304,338
Reinvestment of distributions	—	—	20,181	460,933
Cost of shares repurchased	(1,310,172)	(31,759,181)	(1,478,167)	(33,228,382)

Net decrease	(1,247,340)	$(30,228,773)	(1,009,353)	$(23,463,111)

Institutional Class:
Proceeds from sale of shares	127,334	$3,173,074	429,372	$10,045,479
Reinvestment of distributions	—	—	15,092	354,508
Cost of shares repurchased	(240,999)	(6,036,604)	(395,507)	(8,780,944)

Net increase (decrease)	(113,665)	$(2,863,530)	48,957	$1,619,043

Notes to Financial Statements (continued)

	Mid Cap
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	67,310	$2,361,691	236,681	$7,300,483
Cost of shares repurchased	(305,634)	(10,691,041)	(2,407,596)	(71,749,648)

Net decrease	(238,324)	$(8,329,350)	(2,170,915)	$(64,449,165)

Service Class:
Proceeds from sale of shares	39,252	$1,416,579	120,226	$3,916,062
Cost of shares repurchased	(602,813)	(21,214,270)	(1,425,608)	(43,567,127)

Net decrease	(563,561)	$(19,797,691)	(1,305,382)	$(39,651,065)

Institutional Class:
Proceeds from sale of shares	126,094	$4,697,333	504,283	$16,929,733
Reinvestment of distributions	—	—	12,334	432,785
Cost of shares repurchased	(3,010,119)	(113,733,093)	(2,279,921)	(75,465,135)

Net decrease	(2,884,025)	$(109,035,760)	(1,763,304)	$(58,102,617)

	Emerging Companies
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	4,592	$142,780	33,735	$1,027,708
Cost of shares repurchased	(31,277)	(963,787)	(37,019)	(1,132,294)

Net decrease	(26,685)	$(821,007)	(3,284)	$(104,586)

Institutional Class:
Proceeds from sale of shares	25,347	$847,927	194,513	$6,357,928
Cost of shares repurchased	(273,590)	(9,239,218)	(253,214)	(8,382,605)

Net decrease	(248,243)	$(8,391,291)	(58,701)	$(2,024,677)

At November 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Capital Appreciation – one collectively owns 26%; Mid Cap – one collectively owns 17% and Emerging Companies – two collectively own 42%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At November 30, 2014, the market value of repurchase agreements for Capital Appreciation, Mid Cap and Emerging Companies was $136,992, $3,618,433 and $314,225, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s average daily net assets:

Capital Appreciation	0.45%
Mid Cap	0.45%
Emerging Companies	1.25%

The Investment Manager has contractually agreed, through at least October 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Capital Appreciation, Mid Cap and Emerging Companies to 0.72%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the AMG Funds’ Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

For the six months ended November 30, 2014, each Fund’s components of reimbursement are detailed in the following chart:

	Capital		Emerging
	Appreciation	Mid Cap	Companies
Reimbursement Available - 5/31/14	$1,212,989	$1,039,278	$385,869
Additional Reimbursements	63,030	77,427	48,405
Expired Reimbursements	(268,303)	(233,300)	(75,402)

Reimbursement Available - 11/30/14	$1,007,716	$883,405	$358,872

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

31

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended November 30, 2014, were as follows:

	Maximum	Actual
Fund	Amount Allowed	Amount Incurred
Capital Appreciation
Investor Class	0.15%	0.15%
Service Class	0.25%	0.25%
Mid Cap
Investor Class	0.15%	0.15%
Service Class	0.25%	0.25%
Emerging Companies
Service Class	0.25%	0.25%

During the period ended May 31, 2014, the Investor Class of the AMG Managers Cadence Capital Appreciation Fund recorded a capital contribution by the Investment Manager of $15,885. The contribution represented a payment in connection with the reallocation of certain shareholder servicing expenses for which the Class had reimbursed the Investment Managers in prior periods, plus interest.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2014, the following Funds borrowed from other Funds in the AMG Funds family: Capital Appreciation borrowed $27,661,045 for two days paying interest of $909, Mid Cap borrowed varying amounts not exceeding $77,962,211 for 14 days paying interest of $3,572 and Emerging Companies borrowed varying amounts not exceeding $1,150,349 for 12 days paying interest of $210. The interest amount is included in the Statement of Operations as miscellaneous expense. At November 30, 2014, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2014, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$41,361,864	$81,500,489
Mid Cap	165,916,913	300,044,400
Emerging Companies	26,048,298	35,399,137

The Funds had no purchases or sales of U.S. Government obligations during the six months ended November 30, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At November 30, 2014, the value of the securities loaned and cash collateral received, were as follows.

	Securities	Cash Collateral
Fund	Loaned	Received
Capital Appreciation	$137,651	$136,992
Mid Cap	3,594,466	3,618,433
Emerging Companies	294,548	314,225

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

32

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of November 30, 2014:

	Net Amounts of	Gross Amount Not Offset in the
	Assets Presented	Statement of Assets and Liabilities
	in the Statement
	of Assets and	Financial Instruments
Fund	Liabilities	Collateral	Cash Collateral Received	Net Amount
Capital Appreciation
Cantor Fitzgerald Securities, Inc.	$136,992	$136,992	—	—

Mid Cap
Bank of Nova Scotia	$618,433	$618,433	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
Royal Bank of Scotland PLC	1,000,000	1,000,000	—	—

Total	$3,618,433	$3,618,433	—	—

Emerging Companies
Cantor Fitzgerald Securities, Inc.	$314,225	$314,225	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG Managers Cadence Capital Appreciation Fund (formerly Managers Cadence Capital Appreciation Fund), AMG Managers Cadence Emerging Companies Fund (formerly Managers Cadence Emerging Companies Fund) and AMG Managers Cadence Mid Cap Fund (formerly Managers Cadence Mid-Cap Fund) (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTEND AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the

Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds,

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the

Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related

35

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

conclusions set forth below with respect to each Fund, the Investment Manager and the Subadvisor.

Managers Cadence Capital Appreciation Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and any actions being taken to address such performance. The Trustees noted the impact of the Fund’s recent underperformance on the Fund’s longer-term performance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

Managers Cadence Emerging Companies Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and the fact that the Fund ranked within the top third of to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Board also took into account the current size of the Fund and the Peer Group in which the Fund is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

Managers Cadence Mid-Cap Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above, below, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees also noted the impact of the Fund’s recent performance and underperformance in 2009, 2012 and 2013 on its longer-term performance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

AMG Funds

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AMG Funds

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Global Equity AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	January 30, 2015